UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TIFF Advisory Services, Inc.
              (formerly known as Foundation Advisers, Inc.)
              -------------------------

Address:      590 Peter Jefferson Parkway, Suite 250
              --------------------------------------

              Charlottesville, VA  22911
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tina Leiter
          -----------

Title:    Secretary, TIFF Advisory Services, Inc.
          ------------------------------------

Phone:    434-817-8200
          ------------


Signature, Place, and Date of Signing:

/s/ Tina Leiter                       Charlottesville, VA     October 27, 2003
---------------                       -------------------     ----------------
(Signature)                           (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               8
                                                --

Form 13F Information Table Entry Total:         41
                                                --

Form 13F Information Table Value Total:    $19,552,444.00
                                           --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, L.P. - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Marathon Asset Management, Ltd. - 028-03743
Martingale Asset Management, L.P. - 028-04632
Palto Alto Investors - 028-10266
Shapiro Capital Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

Agree Realty Corp.     COM       008492100    $36,720.00     1,500.00                   X
American Financial
 Realty Trust          COM       02607P305   $411,720.00    29,200.00                   X
Boston
 Properties, Inc.      COM       101121101   $326,025.00     7,500.00                   X
Camden Property
 Trust REIT            COM       133131102   $288,225.00     7,500.00                   X
Chelsea Property
 Group, Inc.           COM       163421100   $249,080.00     5,200.00                   X
Cresent Real Estate
 Equity REIT           COM       225756105   $210,250.00    14,500.00                   X
Eastgroup
 Properties, Inc.      COM       277276101   $283,356.00    10,200.00                   X
First Industrial
 Realty Trust          COM       32054K103   $253,353.00     7,900.00                   X
General Growth
 Properties            COM       370021107   $537,750.00     7,500.00                   X
Hilton Hotels          COM       432848109   $212,482.00    13,100.00                   X
Home Properties
 of New York, Inc.     COM       437306103   $211,680.00     5,400.00                   X
Host Marriott Corp.    COM       44107P104   $444,222.00    41,400.00                   X
Istar Financial, Inc.  COM       45031U101   $541,405.00    13,900.00                   X
Lexington Corp         COM       529043101   $356,376.00    18,600.00                   X
Mills Corp.            COM       601148109   $365,955.00     9,300.00                   X
Pan Pacific Retail
 Properties, Inc.      COM       69806L104   $210,700.00     4,900.00                   X
Parkway
 Properties, Inc.      COM       70153Q104   $201,020.00     4,600.00                   X
Pennsylvania Real
 Estate REIT           COM       709102107   $448,230.00    13,400.00                   X
Prologis Trust         COM       743410102   $538,450.00    17,800.00                   X
Regency Centers Corp.  COM       758849103   $431,145.00    11,700.00                   X
Rouse Co.              COM       779273101   $354,450.00     8,500.00                   X
Alcoa, Inc.            COM       013817101   $593,832.00    22,700.00                   X
American Express Co.   COM       025816109   $662,382.00    14,700.00                   X
Baxter
 International, Inc.   COM       071813109   $697,440.00    24,000.00                   X
Boeing Co.             COM       097023105   $635,105.00    18,500.00                   X
Chevron Texaco Corp.   COM       166764100   $564,455.00     7,900.00                   X
Chubb Corp.            COM       171232101   $622,848.00     9,600.00                   X
Comerica, Inc.         COM       200340107   $629,100.00    13,500.00                   X
Deere & Co.            COM       244199105   $677,037.00    12,700.00                   X
Intuit, Inc.           COM       461202103   $675,360.00    14,000.00                   X
JP Morgan Chase & Co.  COM       46625H100   $666,002.00    19,400.00                   X
Marsh & McLennan
 Cos., Inc.            COM       571748102   $537,993.00    11,300.00                   X
Mellon Financial Corp. COM       58551A108   $632,940.00    21,000.00                   X
Microsoft Corp.        COM       594918104   $680,855.00    24,500.00                   X
Morgan Stanley, Dean
 Witter, Discover & Co.COM       617446448   $615,612.00    12,200.00                   X
Newell
 Rubbermaid, Inc.      COM       651229106   $595,925.00    27,500.00                   X
Oracle Corp.           COM       68389X105   $585,684.00    52,200.00                   X
Public Service Enterprise
 Group, Inc.           COM       744573106   $651,000.00    15,500.00                   X
The Healthcare Co.     COM       404119109   $626,620.00    17,000.00                   X
The Limited, Inc.      COM       532716107   $625,820.00    41,500.00                   X
Wyeth Corp.            COM       983024100   $663,840.00    14,400.00                   X



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

Agree Realty Corp.           X
American Financial
 Realty Trust                X
Boston
 Properties, Inc.            X
Camden Property
 Trust REIT                  X
Chelsea Property
 Group, Inc.                 X
Cresent Real Estate
 Equity REIT                 X
Eastgroup
 Properties, Inc.            X
First Industrial
 Realty Trust                X
General Growth
 Properties                  X
Hilton Hotels                X
Home Properties
 of New York, Inc.           X
Host Marriott Corp.          X
Istar Financial, Inc.        X
Lexington Corp               X
Mills Corp.                  X
Pan Pacific Retail
 Properties, Inc.            X
Parkway
 Properties, Inc.            X
Pennsylvania Real
 Estate REIT                 X
Prologis Trust               X
Regency Centers Corp.        X
Rouse Co.                    X
Alcoa, Inc.                  X
American Express Co.         X
Baxter
 International, Inc.         X
Boeing Co.                   X
Chevron Texaco Corp.         X
Chubb Corp.                  X
Comerica, Inc.               X
Deere & Co.                  X
Intuit, Inc.                 X
JP Morgan Chase & Co.        X
Marsh & McLennan
 Cos., Inc.                  X
Mellon Financial Corp.       X
Microsoft Corp.              X
Morgan Stanley, Dean
 Witter, Discover & Co.      X
Newell
 Rubbermaid, Inc.            X
Oracle Corp.                 X
Public Service Enterprise
 Group, Inc.                 X
The Healthcare Co.           X
The Limited, Inc.            X
Wyeth Corp.                  X


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